Risk Management and Financial Instruments (Details) - Schedule of Estimated Fair Value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Fair Value [Line Items]
Principal	$ 16,727,972	$ 13,577,973
Fair value	15,928,912	12,048,104
PPC 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal		$ 850,000
Price (% of the Principal)		99.55%
Fair value		$ 846,175
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	92.10%	86.90%
Fair value	$ 920,960	$ 869,040
JBS Lux 2028 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	99.66%	95.13%
Fair value	$ 896,931	$ 856,188
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 600,000	$ 600,000
Price (% of the Principal)	88.24%	84.02%
Fair value	$ 529,440	$ 504,108
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 77,973	$ 77,973
Price (% of the Principal)	99.27%	98.16%
Fair value	$ 77,406	$ 76,537
JBS Lux 2030 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,250,000	$ 1,250,000
Price (% of the Principal)	98.55%	95.40%
Fair value	$ 1,231,875	$ 1,192,475
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 500,000	$ 500,000
Price (% of the Principal)	86.45%	82.46%
Fair value	$ 432,250	$ 412,280
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	90.27%	86.39%
Fair value	$ 902,650	$ 863,940
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	81.66%	77.61%
Fair value	$ 816,560	$ 776,110
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	85.60%	82.24%
Fair value	$ 856,030	$ 822,410
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	84.47%	80.72%
Fair value	$ 760,203	$ 726,498
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 2,050,000	$ 2,050,000
Price (% of the Principal)	99.35%	95.41%
Fair value	$ 2,036,736	$ 1,955,885
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000
Price (% of the Principal)	102.90%
Fair value	$ 1,029,020
JBS Lux 2025 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,600,000
Price (% of the Principal)	105.27%
Fair value	$ 1,684,368
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 499,999
Price (% of the Principal)	108.05%
Fair value	$ 540,230
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	74.36%
Fair value	$ 669,204	$ 646,182
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000
Price (% of the Principal)	109.34%
Fair value	$ 984,060
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,550,000	$ 1,550,000
Price (% of the Principal)	100.71%	96.79%
Fair value	$ 1,560,989	$ 1,500,276